Service and Fee Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Service and Fee Income [Abstract]
Installment fees	$ 7,816	$ 6,958	$ 22,021	$ 24,021
Commission revenue	16,593	13,989	46,331	30,805
General agent fees	10,837	5,613	26,004	15,032
Late payment fees	3,148	2,855	8,633	8,299
Finance and processing fees	5,163	3,011	11,672	8,462
Other	2,337	1,959	6,425	6,434
Total	$ 45,894	$ 34,385	$ 121,086	$ 93,053